Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
As cost:
Property and equipment, Total	$ 2,242,310	$ 8,168,144	$ 2,068,748
Less: accumulated depreciation	(508,846)	(808,728)	(415,290)
Property and equipment, net	1,733,464	7,359,416	1,653,458
Land and building [Member]
As cost:
Property and equipment, Total		7,881,202	1,888,450
Furniture, fixtures and equipment [Member]
As cost:
Property and equipment, Total		13,412	10,868
Computer equipment [Member]
As cost:
Property and equipment, Total	$ 241,842	164,536	60,287
Motor vehicles [Member]
As cost:
Property and equipment, Total		$ 108,994	$ 109,143